February 9, 2018

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Horizons ETF Trust I (formerly Recon Capital Series Trust) File Nos. 333-183155 and 811-22732

Dear Sir/Madam:

On behalf of Horizons ETF Trust I, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 59 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933. The primary purpose of this filing is to respond to SEC staff comments and provide completing information for the Horizons Cadence Hedged US Dividend Yield ETF. We believe that this update does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact Bibb Strench at (202) 973-2727.

Very truly yours,

/s/ Thompson Hine LLP
Thompson Hine LLP

Thompson Hine llp Attorneys at Law	1919 M Street, N.W. Suite 700 Washington, D.C. 20036-3537	www.ThompsonHine.com Phone: 202.331.8800 Fax: 202.331.8330